Exhibit 99.1
Ernst & Young LLP Tel: +1 212 773 3000 One Manhattan West ey.com New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citi Affordable Depositor LLC (the “Depositor”)
Citigroup Global Markets Inc.
Citibank, N.A.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
(collectively, the “Specified Parties”)

Re: Freddie Mac
Structured Pass-Through Certificates (SPCs) Series ML-18

FRETE 2023-ML18 Trust
Multifamily ML Pass-Through Certificates, Series 2023-ML18

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Freddie Mac Structured Pass-Through Certificates (SPCs) Series ML-18 and FRETE 2023-ML18 Trust Multifamily ML Pass-Through Certificates, Series 2023-ML18 securitization transaction (the “Transaction”) as of 16 October 2023.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed‑upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b. Making any findings with respect to:
i.    Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.    The value of the collateral securing the Loans,
iii.   Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.    Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

16 October 2023

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.
The primary assets of the Transaction’s issuing entity will consist of 12 funding loans intended to be tax-exempt loans (the “Loans”) secured by multifamily mortgage loans secured by 13 multifamily mortgaged real properties (the “Properties”) and

b.
The Loan identified on the Data Files as “Riverfront Apartments” (the “Riverfront Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Transaction’s issuing entity (the “Riverfront Apartments Companion Non-Trust Loan,” and together with the Riverfront Apartments Loan, the “Riverfront Apartments Whole Loan”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Loans as of 1 October 2023 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

NAP	NAP

Attachment A Page 2 of 9

1. (continued)

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Mandatory Prepayment Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan (except for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Loan Term (Original)” characteristic for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, the Depositor instructed us to use the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due following the conversion of the Loan to a permanent loan, as shown in the applicable Source Document, we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein) and the Riverfront Apartments Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

For the Riverfront Apartments Loan, for which the related borrower is required to make monthly interest only payments and monthly principal and interest payments pursuant to the amortization schedule provided by the Depositor (the “Riverfront Apartments Loan Amortization Schedule”), the Depositor instructed us to use the interest only term, as shown on the Riverfront Apartments Loan Amortization Schedule.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Gross Interest Rate and
c.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

Attachment A Page 4 of 9

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	IO Period,
d.	Seasoning,
e.	First Payment Date,
f.	Mandatory Prepayment Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the “Mandatory Prepayment Date” (the “Mandatory Prepayment Date Balance”) of each Loan with a “Mandatory Prepayment Date” characteristic other than “N/A,” as shown on the Final Data File (except for the Loan identified on the Final Data File as “Park Avenue Senior Apartments” (the “Park Avenue Senior Apartments Loan”), the Lakeview Terrace Apartments Loan (as defined herein) and the Riverfront Apartments Loan, which are described in the succeeding paragraph(s) of this Item), assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Mandatory Prepayment Date Balance” for the Park Avenue Senior Apartments Loan, the Depositor instructed us to apply a principal payment of $266,871.27, which occurred prior to the “First Payment Date,” as shown on the amortization schedule provided by the Depositor for the Park Avenue Senior Apartments Loan.

Attachment A Page 5 of 9

10. (continued)

For the purpose of recalculating the “Mandatory Prepayment Date Balance” for the Lakeview Terrace Apartments Loan, the Depositor instructed us to apply a principal payment of $774,779.38, which occurred prior to the “First Payment Date,” as shown on the amortization schedule provided by the Depositor for the Lakeview Terrace Apartments Loan.

For the purpose of comparing the “Mandatory Prepayment Date Balance” for the Riverfront Apartments Loan, the Depositor instructed us to use the balance as of the “Mandatory Prepayment Date,” as shown on the Riverfront Apartments Loan Amortization Schedule.

For the purpose of this procedure, the Depositor instructed us to:
a.	Ignore differences of +/- $2 or less,
b.
Recalculate the “Mandatory Prepayment Date Balance” as the principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” is applied to the principal balance of the corresponding Loan and

c.	Use “N/A” for the “Mandatory Prepayment Date Balance” characteristic for each Loan with a “Mandatory Prepayment Date” characteristic of “N/A,” as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

11.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	IO Period,
d.	Seasoning,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the “Maturity Date” (the “Maturity Balance”) of each Loan with a “Mandatory Prepayment Date” characteristic of “N/A,” as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

11. (continued)

For the purpose of this procedure, the Depositor instructed us to:
a.	Ignore differences of +/- $2 or less,
b.
Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Loan and

c.	Use “N/A” for the “Maturity Balance” characteristic for each Loan with a “Mandatory Prepayment Date” characteristic other than “N/A,” as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

12.
Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Master Servicer Fee,
b.	Trustee Fee,
c.	Sub-Servicing Fee and
d.	CREFC Royalty Fee,
as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

15.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing),
c.	Most Recent NCF and
d.	UW NCF,
as applicable, as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:
i.	Most Recent NCF DSCR,
ii.	Most Recent NCF DSCR (IO),
iii.	UW NCF DSCR and
iv.	UW NCF DSCR (IO)
of each Loan (except for the Riverfront Apartments Loan, which is described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Riverfront Apartments Loan, the Depositor instructed us to use:
a.	The sum of the:
i.	Monthly Debt Service Amount (Amortizing), as shown on the Final Data File, and
ii.	Amortizing monthly debt service payment related to the Riverfront Apartments Companion Non-Trust Loan, as shown on the Riverfront Apartments Loan Amortization Schedule,
for the purpose of recalculating the “Most Recent NCF DSCR” and “UW NCF DSCR” characteristics and
b.	The sum of the:
i.	Monthly Debt Service Amount (IO), as shown on the Final Data File, and
ii.	Riverfront Apartments Loan Companion Non-Trust Monthly Debt Service Amount (IO) (as defined herein) of the Riverfront Apartments Companion Non-Trust Loan,
for the purpose of recalculating the “Most Recent NCF DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

Using:
a.	Information on the Final Data File and
b.	Information on the Riverfront Apartments Loan Amortization Schedule,
and the instructions provided by the Depositor that are described in the succeeding paragraph(s) of this Item, we recalculated the interest only monthly debt service amount of the Riverfront Apartments Companion Non-Trust Loan (the “Riverfront Apartments Loan Companion Non-Trust Monthly Debt Service Amount (IO)”).

Attachment A Page 8 of 9

15. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Riverfront Apartments Loan Companion Non-Trust Monthly Debt Service Amount (IO)” of the Riverfront Apartments Companion Non-Trust Loan as 1/12th of the product of:
a.	The original principal balance of Riverfront Apartments Companion Non-Trust Loan, as shown on the Riverfront Apartments Loan Amortization Schedule, and
b.	The gross interest rate of the Riverfront Apartments Companion Non-Trust Loan, as shown on the Riverfront Apartments Loan Amortization Schedule.

For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through iv. above to two decimal places.

For any Balloon Loan (as defined herein) or Fully Amortizing Loan (as defined herein), the Depositor instructed us to use “N/A” for the “Most Recent NCF DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

16.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:

i.	Cut-Off Date LTV,
ii.	Maturity LTV and
iii.	Cut-Off Date Balance/Unit
of each Loan (except for the Riverfront Apartments Loan, which is described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

16. (continued)

For the Riverfront Apartments Loan, the Depositor instructed us to use:
a.	The sum of the:
i.	Cut-Off Date Loan Amount, as shown on the Final Data File, and
ii.
Principal balance of the Riverfront Apartments Companion Non-Trust Loan as of the Cut-Off Date (the “Riverfront Apartments Companion Non-Trust Loan Cut-Off Date Loan Amount”), as shown on the Riverfront Apartments Loan Amortization Schedule,

for the purpose of recalculating the “Cut-Off Date LTV” and “Cut-Off Date Balance/Unit” characteristics and
b.	The sum of the:
i.	Mandatory Prepayment Date Balance, as shown on the Final Data File, and
ii.
Principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” of the Riverfront Apartments Companion Non-Trust Loan after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” is applied to the principal balance of the Riverfront Apartments Companion Non-Trust Loan,

for the purpose of recalculating the “Maturity LTV” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

17.
Using the “Sponsor Name,” as shown on the Final Data File, we identified those Loans that had at least one common “Sponsor Name” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review or Title Policy
Property City	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review or Title Policy
County	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Title Policy or USPS Internet Site
Property State	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review or Title Policy
Metropolitan Statistical Area (see Note 3)	MSA Support File
Zip Code	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report, Plan and Cost Review, Title Policy or USPS Internet Site
Property Type	Updated Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Property Subtype	Updated Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Year Built	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Risk Review
Year Renovated	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Funding Inspection Report
UW Appraisal Value Date	UW Appraisal Report
UW Appraised Value	UW Appraisal Report

Exhibit 1 to Attachment A Page 2 of 10

Property Information: (continued)

Characteristic	Source Document(s)

Appraised Value	Updated Appraisal Report
Appraisal Valuation Date	Updated Appraisal Report
Seismic Insurance if PML >= 20% (Y/N) (see Note 4)	Seismic Evaluation Report, Construction Risk Review, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Servicer Insurance Assessment
Total Units (see Note 5)	Rent Roll or Updated Appraisal Report
Unit of Measure	Rent Roll or Updated Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 7)	Rent Roll
Underwriting Information: (see Note 8)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Operating Statement Analysis Report
3rd Most Recent EGI	Operating Statement Analysis Report
3rd Most Recent Expenses	Operating Statement Analysis Report
3rd Most Recent NOI	Operating Statement Analysis Report
3rd Most Recent NCF	Operating Statement Analysis Report
2nd Most Recent Financial End Date	Operating Statement Analysis Report
2nd Most Recent EGI	Operating Statement Analysis Report
2nd Most Recent Expenses	Operating Statement Analysis Report
2nd Most Recent NOI	Operating Statement Analysis Report
2nd Most Recent NCF	Operating Statement Analysis Report
Most Recent Financial End Date (see Note 9)	Interim Financial Analysis Report or Operating Statement Analysis Report
Most Recent EGI (see Note 9)	Interim Financial Analysis Report or Operating Statement Analysis Report
Most Recent Expenses (see Note 9)	Interim Financial Analysis Report or Operating Statement Analysis Report
Most Recent NOI (see Note 9)	Interim Financial Analysis Report or Operating Statement Analysis Report
Most Recent NCF (see Note 9)	Interim Financial Analysis Report or Operating Statement Analysis Report
UW EGI	Underwriting Report
UW Expenses	Underwriting Report
UW NOI	Underwriting Report
UW NCF	Underwriting Report

Exhibit 1 to Attachment A Page 3 of 10

Loan Information:

Characteristic	Source Document(s)

Optigo Lender	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Funding Loan Agreement or Lease Agreement
Note Date	Multifamily Note
Loan Purpose (New Construction/Rehabilitation/ Refinance/Immediate Perm)	Conversion Credit Memo
Conversion Date	Notice of Conversion
Original Loan Amount (see Note 16)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement, Transaction Summary Memo or Construction Funding Agreement
Cut-Off Date Loan Amount (see Note 10)	Servicer Balance Statement
Gross Interest Rate	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo
Loan Amortization Type	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo
Monthly Debt Service Amount (IO) (see Note 11)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo
Monthly Debt Service Amount (Amortizing) (see Notes 11 and 15)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo
First Payment Date (see Note 12)	Notice of Conversion or Settlement Statement
Payment Date (see Note 13)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo

Exhibit 1 to Attachment A Page 4 of 10

Loan Information: (continued)

Characteristic	Source Document(s)

Maturity Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo
Mandatory Prepayment Date	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement, Transaction Summary Memo or Notice of Prepayment
Accrual Basis	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Transaction Summary Memo
Late Charge Grace Period	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Prepayment Provision (see Note 14)	Multifamily Note, Amended and Restated Multifamily Note, Amendment or Allonge to Multifamily Note, Notice of Conversion, Lease Agreement or Escrow Break Notice
Title Vesting (Fee/Leasehold/Both) (see Note 17)	Title Policy or Mortgage Deed of Trust
Lien Position	Title Policy
Number of Properties	Borrower Loan Agreement, Lease Agreement, Engineering Report or Property Condition Assessment
Ground Lease Maturity Date	Ground Lease Agreement, Ground Lease Rider, Ground Lease Estoppel, Ground Lease Analysis or Lease Agreement
Additional Financing In Place (existing) (Y/N)	Title Policy, Subordinate Financing Agreement, Intercreditor Agreement or Audited Financial Statement
Additional Financing Amount (existing)	Title Policy, Subordinate Financing Agreement, Intercreditor Agreement or Audited Financial Statement
Additional Financing Description (existing)	Title Policy, Subordinate Financing Agreement, Intercreditor Agreement or Audited Financial Statement
Bond Counsel Name	Opinion of Bond Counsel or Opinion of Governmental Lender
Tax Credit Investor Name	Audited Financial Statement, Amended and Restated Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A Page 5 of 10

Reserve/Escrow Information: (see Note 10)

Characteristic	Source Document(s)
Tax Reserve (Initial)	Servicer Balance Statement
Tax Reserve (Monthly)	Servicer Balance Statement
Insurance Reserve (Initial)	Servicer Balance Statement
Insurance Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Other Reserve (Initial)	Servicer Balance Statement
Other Reserve (Monthly)	Servicer Balance Statement
Other Reserve Description	Servicer Balance Statement

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, Regulatory Agreement Analysis, HAP Contract, HAP Agreement, Tax Credit Application or Tax Credit Reservation Letter
Description of Regulatory Agreement(s)	Regulatory Agreement, Regulatory Agreement Analysis, HAP Contract, HAP Agreement, Tax Credit Application or Tax Credit Reservation Letter
Number of LIHTC Units	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Regulatory Agreement Analysis, HAP Contract, HAP Agreement, Tax Credit Application or Tax Credit Reservation Letter
Issuer	Funding Loan Agreement or Trust Indenture
Fiscal Agent Name	Funding Loan Agreement or Trust Indenture
Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Trust Indenture or Schedule of Fees
Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Affordable Units (<=30% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable Units (<=50% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter

Exhibit 1 to Attachment A Page 6 of 10

Regulatory Agreement Information: (continued)

Characteristic	Source Document(s)

Affordable Units (50-60% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable Units (60-70% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable Units (70-80% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable Units (80-90% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
High Cost Affordable Units (90‑100% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable LI Units (<=80% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable LI Units (<=60% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter
Affordable VLI Units (<=50% AMI)	Regulatory Agreement, Regulatory Agreement Analysis, Tax Credit Application or Tax Credit Reservation Letter

Notes:

1.
For any Loan listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

NAP	NAP	NAP

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the “Street Address” characteristic, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 1 to Attachment A Page 7 of 10

Notes: (continued)

3.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “Freddie 2023 ML#2_MSA Report_2023.08.10.xlsx” which was provided by the Depositor on 10 August 2023.

4.
For the purpose of comparing the “Seismic Insurance if PML >= 20% (Y/N)” characteristic, the Depositor instructed us to use “Yes” if the applicable Source Document(s) indicate the PML is greater than or equal to 20% and seismic insurance is in place.  The Depositor instructed us to use “No” if the applicable Source Document(s) indicate the PML is less than 20% or seismic insurance is not in place.

For the purpose of comparing the “Seismic Insurance if PML >= 20% (Y/N)” characteristic, the servicer insurance assessment Source Document is a Microsoft Excel file labelled “FRETE 2023-ML18_Insurance Tape_2023.08.25.xlsx” which was provided by the Depositor on 28 August 2023.

5.
For the purpose of comparing the “Total Units” characteristic, the Depositor instructed us to only include the residential units at the Property associated with each Loan, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, the Depositor instructed us to use:
a.	Market rents for admin, vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidized rents for occupied units,
as shown in the rent roll Source Document, and to ignore differences of +/- $1 or less.

7.
For the purpose of comparing the “Occupancy %” characteristic, the Depositor instructed us to include occupied, admin, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

9.
For the purpose of comparing the indicated characteristics, the interim financial analysis report Source Document is a Microsoft Excel file labelled “Freddie ML 18 (CAL) 2023_TTM 6.30.2023_9.26.2023.xlsx” which was provided by the Depositor on 26 September 2023.

10.
For the purpose of comparing the indicated characteristics, the servicer balance statement Source Document is a Microsoft Excel file labelled “Freddie 2023 ML 18 _ Oct  2023_v2.xlsx” which was provided by the Depositor on 28 September 2023.

Exhibit 1 to Attachment A Page 8 of 10

Notes: (continued)

11.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, which are described in the succeeding paragraph(s) of this Note), the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” characteristic is “Balloon” (each, a “Balloon Loan”) or “Fully Amortizing” (each, a “Fully Amortizing Loan”), as shown on the Preliminary Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

12.
For the purpose of comparing the “First Payment Date” characteristic for any Loan where the notice of conversion or settlement statement Source Documents do not define the first payment date (except for the Riverfront Apartments Loan, which is described in the succeeding paragraph(s) of this Note), the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period following the “Conversion Date” or disbursement of funds date, as applicable, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Payment Date” characteristic for the Riverfront Apartments Loan, the Depositor instructed us to use the first payment date as shown on the Riverfront Apartments Loan Amortization Schedule (as defined herein).

13.	For the purpose of comparing the “Payment Date” characteristic, the Depositor instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 9 of 10

Notes: (continued)

14.
For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For certain Loans, the applicable Source Document(s) may contain the following language:

“Prepayment Premium Period” means the period commencing on the date of this Note and ending on the date that is fourteen and one-half (14.5) years after the first Loan Payment Date following the Conversion Date.”

For the purpose of comparing the “Prepayment Provision” characteristic for these Loans, the Depositor instructed us to assume the “first Loan Payment Date following the Conversion Date” language described above is the applicable “First Payment Date,” as shown on the Preliminary Data File.

For certain Loans, the applicable Source Document(s) may contain the following language:

“If the prepayment is made at any time after the date of this Note and ending on the date that is fourteen and one-half (14.5) years after the first Loan Payment Date following the Conversion Date (the “Prepayment Premium Period End Date”) the prepayment premium shall be the greater of:”

“Notwithstanding the provisions of Paragraph 10 of this Note, no prepayment premium shall be payable with respect to any prepayment made on or after the Prepayment Premium Period End Date.”

For the purpose of comparing the “Prepayment Provision” characteristic for these loans, the Depositor instructed us to assume the “Prepayment Premium Period End Date,” as defined above, is open and no prepayment penalty is due on this date.

For certain Loans, the multifamily note Source Document may contain the following language:

“Lock-Out Period” means the tenth (10th) anniversary of the Conversion
Date.”

For the purpose of comparing the “Prepayment Provision” characteristic for these Loans, the Depositor instructed us to assume the lock-out period means the period commencing on the “Note Date,” as shown on the Preliminary Data File, and ending on the tenth anniversary of the “Conversion Date,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A Page 10 of 10

Notes: (continued)

15.
For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for the Loan identified on the Preliminary Data File as “Courson Arts Colony West” (the “Courson Arts Colony West Loan”), the Depositor instructed us to recalculate the “Monthly Debt Service Amount (Amortizing)” characteristic using the “PMT” function in Microsoft Excel and:

a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	1/12th of the “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	An original amortization term of 360, as shown in the multifamily note Source Document.

16.
For the purpose of comparing the "Original Loan Amount” characteristic for the Loan identified on the Preliminary Data File as “Lakeview Terrace Apartments” (the “Lakeview Terrace Apartments Loan”), the multifamily note Source Document indicates an original principal balance of “$32,000,000” and the notice of conversion Source Document indicates an original principal balance as of conversion of “$31,256,000.”  The Depositor instructed us to use “$32,000,000” for the “Original Loan Amount” characteristic.

17.
For the purpose of comparing the “Title Vesting (Fee/Leasehold/Both)” characteristic for the Courson Arts Colony West Loan, the title policy Source Document indicates a “Fee Simple and Leasehold” title type and the mortgage deed of trust Source Document indicates a “Leasehold” title type.  The Depositor instructed us to use “Leasehold” for the “Title Vesting (Fee/Leasehold/Both)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan No. / Property No.
Berkadia Loan Number
Master Servicer Fee
Sub-Servicing Fee
Trustee Fee
CREFC Royalty Fee
Engineering Reserve/Deferred Maintenance
Single Purpose Borrowing Entity / Single Asset Borrowing Entity
Crossed Loans
Defeasance to Maturity (Y/N)
Cash Management (Description or N/A)
Replacement Reserve – Contractual – Cap ($ or N/A)
Springing Reserve Type
Springing Reserve Amount
Green Advantage
Non-Compliance Provisions (Y/N)
Future Supplemental Financing (Y/N)
Future Supplemental Financing Description
Tax Credit Syndicator Name
Environmental Impact Indicator
Description of Environmental Impact Indicator
Furthering Economic Opportunity
UW Appraised Value Type
Appraised Value Type
Sponsor Name
Footnotes

Note:  We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.